UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      November 8, 2002

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: $630,120,540


      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104         876,791      85,291 N        X                        85,291
 American International Gro COMMON 026874107      15,042,500     275,000 N        X                       275,000
 Alkermes, Inc.             COMMON 01642T108       2,682,600     340,000 N        X                       340,000
 AmerUs Group Co.           COMMON 03072M108       3,062,880     108,000 N        X                       108,000
 Annuity and Life Re (Holdi COMMON G03910109       4,200,000   1,000,000 N        X                     1,000,000
 The Boeing Company         COMMON 097023105      17,065,000     500,000 N        X                       500,000
 Bancroft Convertible Fund  COMMON 059695106         316,750      17,500 N        X                        17,500
 Bristol-Myers Squibb Compa COMMON 110122108       7,140,000     300,000 N        X                       300,000
 Berkshire Hathaway Inc.    COMMON 084670108      22,170,000         300 N        X                           300
 Brooks-PRI Automation, Inc COMMON 11434A100       3,848,540     337,000 N        X                       337,000
 Central Securities Corpora COMMON 155123102       1,656,776      98,912 N        X                        98,912
 CIENA Corporation          COMMON 171779101       1,633,500     550,000 N        X                       550,000
 Costco Wholesale Corporati COMMON 22160K105      21,849,750     675,000 N        X                       675,000
 Cox Communications, Inc. - COMMON 224044107      19,057,250     775,000 N        X                       775,000
 Cisco Systems, Inc.        COMMON 17275R102       6,864,400     655,000 N        X                       655,000
 Genentech, Inc.            COMMON 368710406      21,209,500     650,000 N        X                       650,000
 EMCORE Corporation         COMMON 290846104         299,440     197,000 N        X                       197,000
 El Paso Corporation        COMMON 28336L109       9,717,250   1,175,000 N        X                     1,175,000
 El Paso Corporation 0%     CONV C 28336LAC3       1,525,000   5,000,000 N        X                     5,000,000
 Ethan Allen Interiors Inc. COMMON 297602104       8,899,000     275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370860       7,497,000     765,000 N        X                       765,000
 Golden West Financial      COMMON 381317106      28,913,700     465,000 N        X                       465,000
 Genaera Corporation        COMMON 36867G100         175,500     270,000 N        X                       270,000
 Genta Incorporated         COMMON 37245M207       2,588,000     400,000 N        X                       400,000
 Halliburton Company        COMMON 406216101      16,783,000   1,300,000 N        X                     1,300,000
 The Home Depot, Inc.       COMMON 437076102      53,374,500   2,045,000 N        X                     2,045,000
 Health Net, Inc.           COMMON 42222G108      10,188,750     475,000 N        X                       475,000
 IDEC Pharmaceuticals Corpo COMMON 449370105      10,380,000     250,000 N        X                       250,000
 John Hancock Financial Ser COMMON 41014S106      12,093,000     435,000 N        X                       435,000
 Lucent Technologies Inc.   COMMON 549463107         693,500     912,500 N        X                       912,500
 Medtronic, Inc.            COMMON 585055106      12,214,800     290,000 N        X                       290,000
 MedImmune, Inc.            COMMON 584699102       5,522,880     264,000 N        X                       264,000
 MetLife, Inc.              COMMON 59156R108       9,673,000     425,000 N        X                       425,000
 Millennium Pharmaceuticals COMMON 599902103       1,304,800     140,000 N        X                       140,000
 Molex Incorporated Class A COMMON 608554200      14,541,808     692,500 N        X                       692,500
 M&T Bank Corporation       COMMON 55261F104      26,401,350     335,000 N        X                       335,000
 Max Re Capital Ltd.        COMMON G6052F103       2,036,000     200,000 N        X                       200,000
 Annaly Mortgage Management COMMON 035710409       9,225,000     500,000 N        X                       500,000
 NTL Incorporated           COMMON 629407107           2,340     180,000 N        X                       180,000
 Newell Rubbermaid Inc.     COMMON 651229106       3,087,000     100,000 N        X                       100,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103       2,121,250     125,000 N        X                       125,000
 PepsiCo, Inc.              COMMON 713448108       5,542,500     150,000 N        X                       150,000
 Pfizer Inc                 COMMON 717081103      29,745,500   1,025,000 N        X                     1,025,000
 PartnerRe Ltd.             COMMON G6852T105      25,535,400     530,000 N        X                       530,000
 PSC Inc.                   COMMON 69361E107          25,330     298,000 N        X                       298,000
 Everest Re Group, Ltd.     COMMON G3223R108      38,402,000     700,000 N        X                       700,000
 Reinsurance Group of Ameri COMMON 759351109      14,082,800     545,000 N        X                       545,000
 Royce Value Trust          COMMON 780910105         968,385      76,917 N        X                        76,917
 SunTrust Banks, Inc.       COMMON 867914103      14,447,800     235,000 N        X                       235,000
 The TJX Companies, Inc.    COMMON 872540109      45,050,000   2,650,000 N        X                     2,650,000
 Transatlantic Holdings, In COMMON 893521104      14,951,250     225,000 N        X                       225,000
 Wind River Systems, Inc.   COMMON 973149107       1,093,190     339,500 N        X                       339,500
 Waste Management, Inc.     COMMON 94106L109      13,735,480     589,000 N        X                       589,000
 Wal-Mart Stores, Inc.      COMMON 931142103      28,066,800     570,000 N        X                       570,000
 Zarlink Semiconductor Inc. COMMON 989139100         540,000     250,000 N        X                       250,000
